PIMCO National Intermediate Municipal Bond Fund Expense Example, No Redemption - PIMCO National Intermediate Municipal Bond Fund	Mar. 31, 2025 USD ($)
A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 305
Expense Example, No Redemption, 3 Years	475
Expense Example, No Redemption, 5 Years	659
Expense Example, No Redemption, 10 Years	1,193
C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	132
Expense Example, No Redemption, 3 Years	412
Expense Example, No Redemption, 5 Years	713
Expense Example, No Redemption, 10 Years	$ 1,430